Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	26,900,050	2,666,184
Common stock, shares outstanding (in shares)	26,900,050	2,666,184
Long-Term Debt and Other Financial Liabilities [Member]
Current liabilities:
Deferred finance costs, current	$ 2,443	$ 1,078
Non-current liabilities:
Deferred finance costs, noncurrent	0	2,308
Due to Related Parties [Member]
Current liabilities:
Deferred finance costs, current	113	0
Non-current liabilities:
Deferred finance costs, noncurrent	0	0
Convertible Notes [Member]
Current liabilities:
Deferred finance costs, current	17	0
Non-current liabilities:
Deferred finance costs, noncurrent	$ 212	$ 0